Fair Value Measurements - Schedule of Fair Value of Assets Measured on Non-recurring Basis and Related Impairment Charges (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for sale					$ 7,134	$ 48,062
Impairment charge of assets held for sale	0	0	5,157	0	1,113	53,228
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for sale						1,755
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for sale					7,134	46,307
1 La Quinta Inns [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for sale	249		249			2,603
Impairment charge of assets held for sale			5,157			552
1 La Quinta Inns [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for sale	249		249			2,603
4 La Quinta Inns [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for sale					7,134
Impairment charge of assets held for sale					1,113
4 La Quinta Inns [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for sale					7,134
7 Baymont hotels [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for sale						14,355
Impairment charge of assets held for sale						13,561
7 Baymont hotels [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for sale						1,755
7 Baymont hotels [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for sale						12,600
14 La Quinta Inns [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for sale						31,104
Impairment charge of assets held for sale						39,115
14 La Quinta Inns [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for sale						$ 31,104